Debt and Banking Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-Term Debt

	December 31,
	2021	2020
	(Millions)
Transco:
7.08% Debentures due 2026	$8	$8
7.25% Debentures due 2026	200	200
7.85% Notes due 2026	1,000	1,000
4% Notes due 2028	400	400
3.25% Notes due 2030	700	700
5.4% Notes due 2041	375	375
4.45% Notes due 2042	400	400
4.6% Notes due 2048	600	600
3.95% Notes due 2050	500	500
Other financing obligation — Atlantic Sunrise	830	847
Other financing obligation — Leidy South	72	—
Other financing obligation — Dalton	254	257
Northwest Pipeline:
7.125% Debentures due 2025	85	85
4% Notes due 2027	500	500
Williams:
4% Notes due 2021	—	500
7.875% Notes due 2021	—	371
3.35% Notes due 2022	750	750
3.6% Notes due 2022	1,250	1,250
3.7% Notes due 2023	850	850
4.5% Notes due 2023	600	600
4.3% Notes due 2024	1,000	1,000
4.55% Notes due 2024	1,250	1,250
3.9% Notes due 2025	750	750
4% Notes due 2025	750	750
3.75% Notes due 2027	1,450	1,450
3.5% Notes due 2030	1,000	1,000
2.6% Notes due 2031	1,500	—
7.5% Debentures due 2031	339	339
7.75% Notes due 2031	252	252
8.75% Notes due 2032	445	445
6.3% Notes due 2040	1,250	1,250
5.8% Notes due 2043	400	400
5.4% Notes due 2044	500	500
5.75% Notes due 2044	650	650
4.9% Notes due 2045	500	500
5.1% Notes due 2045	1,000	1,000
4.85% Notes due 2048	800	800
3.5% Notes due 2051	650	—
Various — 7.7% to 9.375% Notes and Debentures due 2021 to 2027	2	3
Credit facility loans	—	—
Unamortized debt issuance costs	(131)	(125)
Net unamortized debt premium (discount)	(56)	(63)
Total long-term debt, including current portion	23,675	22,344
Long-term debt due within one year	(2,025)	(893)
Long-term debt	$21,650	$21,451

Schedule of Maturities of Long-term Debt [Table Text Block]
The following table presents aggregate minimum maturities of long-term debt and other financing obligations, excluding net unamortized debt premium (discount) and debt issuance costs, for each of the next five years:

December 31, 2021
(Millions)
2022	$2,026
2023	1,478
2024	2,281
2025	1,619
2026	1,244

Schedule of Line of Credit Facilities [Table Text Block]
Credit Facility

	December 31, 2021
	Stated Capacity	Outstanding
	(Millions)
Long-term credit facility (1)	$3,750	$—
Letters of credit under certain bilateral bank agreements		16
________________
(1)    In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.